Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Analysis of income and expense [abstract]
Business transformation program (1)	€ 3.8	€ 11.0
Exceptional Items, Tax Expense (Income), Continuing Operations	(2.4)	(4.1)
Payments relating to exceptional items	(12.1)	(14.4)
Depreciation and amortization	€ 24.3	€ 24.0